Investment Strategy - Swan Hedged Equity US Large Cap ETF	Mar. 31, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively-managed exchange-traded fund (“ETF”) that pursues its investment objective by investing at least 80% of its net assets (plus any borrowings for investment purposes) directly or indirectly through one or more other investment companies, including ETFs, in equity securities of large capitalization U.S. companies. “Large capitalization companies” are those within the range of capitalizations of the S&P 500® Index. In seeking to achieve its investment objective, the Fund also uses exchange-traded long-term put options on the S&P 500® Index for hedging purposes and exchange-traded put and call options on the S&P 500® Index (or exchange-traded funds seeking to track the S&P 500® Index) to seek to generate additional returns.
The Fund may buy and sell put and call options. The Fund seeks to provide risk-managed growth of capital by matching or exceeding the long-term performance of the US large-cap equity market by minimizing large declines typically experienced during bear markets.
Hedging Process. The Fund utilizes the defined risk strategy (“DRS”) philosophy developed in 1997 by Randy Swan, President of Swan Capital Management, LLC (the “Adviser”), the Fund’s adviser, and Swan Global Management, LLC (the “Sub-Adviser”), the Fund’s sub-adviser. The DRS is based upon the Sub-Adviser’s research indicating that market timing and/or stock selection is extremely difficult, may produce volatile returns and that asset allocation is limited in its risk reduction. In implementing this strategy, the equity portion of the Fund’s portfolio is hedged using put options and the option portion of the Fund’s portfolio is actively-managed to seek additional return or provide risk mitigation. Specifically, the Sub-Adviser seeks to “define risk” by seeking to protect against large losses. The Sub-Adviser seeks to do so by hedging the Fund’s equity exposure through investments in protective long-term S&P 500® Index put options (referred to as paying a premium) that give the Fund the right to sell a security or index at a set (strike) price or sell the long-term put option on an option exchange. Generally, S&P 500® Index put options have an inverse relationship to the S&P 500® Index and its sector-specific constituents.
Additional Options Strategies. In addition to seeking to protect against large losses, the Sub-Adviser seeks to increase returns by buying and selling put and call options on the S&P 500® Index (or on ETFs that track the S&P 500® Index). A put option is a contract that entitles the purchaser to receive from the seller a cash payment equal to the amount of any depreciation in the value of the reference index below a fixed price as of the valuation date of the option. A call option is a contract that entitles the purchaser to receive from the seller a cash payment equal to the amount of any appreciation in the value of the reference index over a fixed price as of the valuation date of the option.
The Sub-Adviser also will regularly engage in various spread option strategies. Spread option strategies involve, for example, buying a six-month call option while simultaneously selling a further out-of-the-money six-month call option. Each spread includes a hedging element so that the Fund is not exposed to significant losses on written options. In addition, the Fund will occasionally write short-term (typically one to three months to expiration) S&P 500® Index call options on a portion of the underlying equity in the Fund, similar to a covered call strategy.
Rebalancing. The Sub-Adviser will typically rebalance the portfolio on an annual basis to maintain appropriate weighting across the components of the strategy and to avoid excessive exposure. Long-term protective put options are typically traded annually, but may be rebalanced more frequently depending on market conditions, to protect capital and/or allow for profit potential, by re-establishing a current-market strike price which depends on whether the market has increased or decreased.
The Sub-Adviser intends on having low portfolio turnover as most of the ETF portfolio will be held indefinitely. Written call options are purchased when the Sub-Adviser believes they present an unfavorable risk and reward profile. Purchased options are sold when the Sub-Adviser believes they present an unfavorable risk and reward profile or when more attractive investments are available.
Strategy Portfolio Concentration [Text]	The Fund is an actively-managed exchange-traded fund (“ETF”) that pursues its investment objective by investing at least 80% of its net assets (plus any borrowings for investment purposes) directly or indirectly through one or more other investment companies, including ETFs, in equity securities of large capitalization U.S. companies.